Fair Value of Financial Instruments - Schedule of assets measured at fair value on a recurring basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Total Assets	$ 53,830	$ 162,164
Liabilities:
Total Liabilities	885	13,277
Public Warrants [Member]
Liabilities:
Warrants	575	8,626
Private Placement Warrants [Member]
Liabilities:
Warrants	310	4,651
Money Market Funds [Member]
Assets
Money Market funds in Cash and Cash Equivalents	53,830	162,164
Level 1 [Member]
Assets
Total Assets	53,830	162,164
Liabilities:
Total Liabilities	575	8,626
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrants	575	8,626
Level 1 [Member] | Money Market Funds [Member]
Assets
Money Market funds in Cash and Cash Equivalents	53,830	162,164
Level 2 [Member]
Liabilities:
Total Liabilities	310	4,651
Level 2 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrants	$ 310	$ 4,651